UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                     --------------------
                        THE GABELLI BLUE CHIP VALUE FUND
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 BRUCE N. ALPERT
                               GABELLI FUNDS, LLC
                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------
                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------
                     Date of reporting period: JUNE 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        THE GABELLI BLUE CHIP VALUE FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,




                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

THE GABELLI BLUE CHIP VALUE FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           MARKET
      SHARES                                   COST         VALUE
      ------                                   ----        ------
              COMMON STOCKS -- 96.3%
              AEROSPACE -- 2.0%
       9,100  General Dynamics Corp.       $   580,301  $   659,750
       6,800  Northrop Grumman Corp.+          592,437      586,772
                                           -----------  -----------
                                             1,172,738    1,246,522
                                           -----------  -----------
              BUSINESS SERVICES -- 6.6%
     224,700  Cendant Corp.+                 3,298,227    4,116,504
                                           -----------  -----------
              CABLE -- 0.7%
      14,705  Comcast Corp., Cl. A+            412,622      443,797
                                           -----------  -----------
              COMPUTER HARDWARE -- 3.8%
     110,294  Hewlett-Packard Co.            2,405,145    2,349,262
                                           -----------  -----------
              DIVERSIFIED INDUSTRIAL -- 4.7%
      65,500  Honeywell International Inc.   1,882,349    1,758,675
      23,800  Ingersoll-Rand Co., Cl. A      1,063,243    1,126,216
                                           -----------  -----------
                                             2,945,592    2,884,891
                                           -----------  -----------
              ELECTRONICS -- 1.4%
      39,000  Applied Materials Inc.+          545,854      618,540
      14,400  Texas Instruments Inc.           258,307      253,440
                                           -----------  -----------
                                               804,161      871,980
                                           -----------  -----------
              ENERGY AND UTILITIES: ELECTRIC -- 8.8%
     229,100  AES Corp.+                     1,626,841    1,454,785
     110,500  Allegheny Energy Inc.            897,491      933,725
      28,300  Alliant Energy Corp.             501,720      538,549
      60,600  CMS Energy Corp.                 407,413      490,860
      17,300  FirstEnergy Corp.                590,122      665,185
      14,400  Public Service Enterprise
                Group Inc.                     548,638      608,400
      35,600  TXU Corp.                        650,662      799,220
                                           -----------  -----------
                                             5,222,887    5,490,724
                                           -----------  -----------
              ENERGY AND UTILITIES: OIL -- 17.0%
      24,300  Baker Hughes Inc.                782,604      815,751
      17,475  ConocoPhillips                   915,379      957,630
      23,500  Devon Energy Corp.             1,172,490    1,254,900
     281,100  El Paso Corp.                  1,927,024    2,271,288
      19,800  EOG Resources Inc.               766,698      828,432
      17,400  Exxon Mobil Corp.                663,468      624,834
      38,000  Halliburton Co.                  860,653      874,000
      15,200  Kinder Morgan Inc.               742,113      830,680
      23,500  Marathon Oil Corp.               573,886      619,225
       9,700  Murphy Oil Corp.                 446,190      510,220


                                                           MARKET
      SHARES                                   COST         VALUE
      ------                                   ----        ------
      37,500  Pioneer Natural Resources
                Co.+                       $   958,267  $   978,750
                                           -----------  -----------
                                             9,808,772   10,565,710
                                           -----------  -----------
              ENTERTAINMENT -- 6.0%
     120,100  AOL Time Warner Inc.+          1,765,092    1,932,409
      91,000  The Walt Disney Co.            2,003,531    1,797,250
                                           -----------  -----------
                                             3,768,623    3,729,659
                                           -----------  -----------
              FINANCIAL SERVICES -- 16.7%
      21,100  American Express Co.             836,748      882,191
      43,700  CIT Group Inc.                   943,524    1,077,205
      35,700  Citigroup Inc.                 1,359,680    1,527,960
       9,200  Fannie Mae                       635,522      620,448
      14,000  Freddie Mac                      704,507      710,780
      16,800  Hartford Financial Services
                Group Inc.                     805,051      846,048
      54,600  JP Morgan Chase & Co.          1,622,831    1,866,228
       5,000  Lehman Brothers
                Holdings Inc.                  365,125      332,400
      31,300  Merrill Lynch & Co. Inc.       1,288,626    1,461,084
      25,800  State Street Corp.               997,642    1,016,520
                                           -----------  -----------
                                             9,559,256   10,340,864
                                           -----------  -----------
              FINANCIAL SERVICES: INSURANCE -- 5.6%
      13,500  Everest Re Group Ltd.            854,828    1,032,750
      64,210  Travelers Property Casualty
                Corp., Cl. B                 1,040,397    1,012,592
     107,700  UnumProvident Corp.            1,333,579    1,444,257
                                           -----------  -----------
                                             3,228,804    3,489,599
                                           -----------  -----------
              FOOD AND BEVERAGE -- 0.9%
      18,900  Wendy's International Inc.       547,123      547,533
                                           -----------  -----------
              HEALTH CARE -- 9.4%
      39,500  Baxter International Inc.        938,012    1,027,000
      45,400  Bristol-Myers Squibb Co.       1,214,461    1,232,610
      46,600  Pfizer Inc.                    1,522,881    1,591,390
      62,500  Tenet Healthcare Corp.+          935,378      728,125
      27,900  Wyeth                          1,185,219    1,270,845
                                           -----------  -----------
                                             5,795,951    5,849,970
                                           -----------  -----------
              METALS AND MINING -- 1.5%
      35,600  Alcoa Inc.                       863,722      907,800
                                           -----------  -----------
              PAPER AND FOREST PRODUCTS -- 1.0%
      17,400  International Paper Co.          652,171      621,702
                                           -----------  -----------

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                                                           MARKET
      SHARES                                   COST         VALUE
      ------                                   ----        ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 6.4%
      18,100  ALLTEL Corp.                 $   897,955  $   872,782
      35,300  SBC Communications Inc.        1,025,176      901,915
      69,200  Sprint Corp. - FON Group       1,088,641      996,480
      30,500  Verizon Communications Inc.    1,162,907    1,203,225
                                           -----------  -----------
                                             4,174,679    3,974,402
                                           -----------  -----------
              WIRELESS COMMUNICATIONS -- 3.8%
     111,600  AT&T Wireless Services Inc.+     867,511      916,236
      78,600  Nextel Communications Inc.,
                Cl. A+                       1,001,953    1,421,088
                                           -----------  -----------
                                             1,869,464    2,337,324
                                           -----------  -----------
              TOTAL COMMON STOCKS           56,529,937   59,768,243
                                           -----------  -----------

     PRINCIPAL                                             MARKET
      AMOUNT                                   COST         VALUE
      ------                                   ----        ------
               U.S. GOVERNMENT OBLIGATIONS -- 1.9%
   $1,198,000  U.S. Treasury Bills,
                0.818% to 1.096%++,
                07/10/03 to 09/18/03 ..... $ 1,196,273  $ 1,196,253
                                           -----------  -----------
              TOTAL
                INVESTMENTS -- 98.2% ..... $57,726,210   60,964,496
                                           ===========
              OTHER ASSETS AND
                LIABILITIES (NET) -- 1.8% .............   1,086,407
                                                        -----------
              NET ASSETS -- 100.0% .................... $62,050,903
                                                        ===========
-----------------
              For Federal tax purposes:
              Aggregate cost .......................... $57,726,210
                                                        ===========
              Gross unrealized appreciation ........... $ 4,399,287
              Gross unrealized depreciation ...........  (1,161,001)
                                                        -----------
              Net unrealized appreciation ............. $ 3,238,286
                                                        ===========
------------------
 +  Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $57,726,210) ...     $60,964,496
  Cash .......................................             559
  Dividends receivable .......................          26,127
  Receivable for investments sold ............       1,074,195
  Receivable for Fund shares sold ............         141,960
                                                   -----------
  TOTAL ASSETS ...............................      62,207,337
                                                   -----------
LIABILITIES:
  Payable for Fund shares redeemed ...........          46,121
  Payable for investment advisory fees .......          47,578
  Payable for distribution fees ..............          11,337
  Other accrued expenses .....................          51,398
                                                   -----------
  TOTAL LIABILITIES ..........................         156,434
                                                   -----------
  NET ASSETS applicable to 6,925,023
    shares outstanding .......................     $62,050,903
                                                   -----------
                                                   -----------
NET ASSETS CONSIST OF:
  Capital stock, at par value ................          $5,854
  Additional paid-in capital .................      80,182,253
  Accumulated net investment loss ............         (50,070)
  Accumulated net realized loss on investments     (21,325,420)
  Net unrealized appreciation on investments .       3,238,286
                                                   -----------
  TOTAL NET ASSETS ...........................     $62,050,903
                                                   ===========
  NET ASSET VALUE, offering and redemption
    price per share ($62,050,903 / 6,925,023
    shares outstanding; unlimited shares
    authorized of $0.001 par value) ..........           $8.96
                                                         =====


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends ................................     $   230,191
  Interest .................................          10,082
                                                 -----------
  TOTAL INVESTMENT INCOME ..................         240,273
                                                 -----------
EXPENSES:
  Investment advisory fees .................         151,823
  Distribution fees ........................          37,956
  Shareholders services fees ...............          28,922
  Shareholder communications expenses ......          18,831
  Registration fees ........................          13,713
  Legal and audit fees .....................          13,259
  Trustees' fees ...........................          12,173
  Custodian fees ...........................           8,076
  Miscellaneous expenses ...................           5,590
                                                 -----------
  TOTAL EXPENSES ...........................         290,343
                                                 -----------
  NET INVESTMENT LOSS ......................         (50,070)
                                                 -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized loss on investments .........      (5,085,162)
  Net change in unrealized appreciation/
    (depreciation) on investments 10,591,760
                                                 -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .........................       5,506,598
                                                 -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................     $ 5,456,528
                                                 ===========


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                            JUNE 30, 2003      YEAR ENDED
                                                                             (UNAUDITED)    DECEMBER 31, 2002
                                                                            ------------    -----------------
OPERATIONS:
  Net investment loss .................................................     $    (50,070)     $   (108,397)
  Net realized loss on investments ....................................       (5,085,162)       (8,597,785)
  Net change in unrealized appreciation/depreciation on investments ...       10,591,760        (2,712,617)
                                                                            ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....        5,456,528       (11,418,799)
                                                                            ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from capital share transactions       32,682,141        (7,071,779)
                                                                            ------------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS ...............................       38,138,669       (18,490,578)
NET ASSETS:
  Beginning of period .................................................       23,912,234        42,402,812
                                                                            ------------      ------------
  End of period .......................................................     $ 62,050,903      $ 23,912,234
                                                                            ============      ============

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware Business Trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $14,267,803. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $6,403,787 of the loss carryforward is available through 2009; and $7,864,016 is available through 2010.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00% of the value of the Fund's average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00% of average daily net assets.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $37,956, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2003, other than short-term securities, aggregated $47,119,244 and $16,804,097, respectively.

6. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED
                                  JUNE 30, 2003                      YEAR ENDED
                                   (UNAUDITED)                    DECEMBER 31, 2002
                          ----------------------------      ----------------------------
                            SHARES           AMOUNT           SHARES           AMOUNT
                          ----------      ------------      ----------      ------------
    Shares sold .........  5,637,156      $ 47,679,488       2,551,631      $ 20,499,027
    Shares redeemed ..... (1,976,939)      (14,997,347)     (3,244,552)      (27,570,806)
                          ----------      ------------      ----------      ------------
    Net increase ........  3,660,217      $ 32,682,141        (692,921)     $ (7,071,779)
                          ==========      ============      ==========      ============

7. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $550 to Gabelli & Company, Inc.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period:

                                                    SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2003   -----------------------------------------------
                                                       (UNAUDITED)      2002         2001         2000         1999+
                                                    ----------------  --------     --------      -------      -------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ................. $  7.32       $ 10.71      $ 12.17       $ 11.65     $ 10.00
                                                         -------       -------      -------       -------     -------
  Net investment loss ..................................   (0.01)        (0.03)       (0.05)        (0.02)      (0.01)
  Net realized and unrealized gain
    (loss) on investments ..............................    1.65         (3.36)       (1.38)         1.31        1.79
                                                         -------       -------      -------       -------     -------
  Total from investment operations .....................    1.64         (3.39)       (1.43)         1.29        1.78
                                                         -------       -------      -------       -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments .....................      --            --        (0.03)        (0.77)      (0.11)
  In excess of net realized gain on investments ........      --            --           --            --       (0.02)
                                                         -------       -------      -------       -------     -------
  Total distributions ..................................      --            --        (0.03)        (0.77)      (0.13)
                                                         -------       -------      -------       -------     -------
  NET ASSET VALUE, END OF PERIOD ....................... $  8.96       $  7.32      $ 10.71       $ 12.17     $ 11.65
                                                         =======       =======      =======       =======     =======
  Total return++ .......................................   18.7%       (31.7)%      (11.8)%         11.1%       17.8%
                                                         =======       =======      =======       =======     =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ................. $62,051       $23,912      $42,403       $25,692     $ 7,228
  Ratio of net investment loss to average net assets                   (0.33)%(a)   (0.40)%       (0.36)%     (0.29)%
    (0.50)%(a)
  Ratio of operating expenses to average net assets
    before reimbursements (b) ..........................   1.91%(a)      1.94%        1.75%         2.25%       4.86%(a)
  Ratio of operating expenses to average net assets
    net of reimbursement ...............................   1.91%(a)      1.94%        1.75%         2.00%       2.00%(a)
  Portfolio turnover rate ..............................     55%           94%          92%          107%         71%

--------------------------------
+ From the commencement of investment operations on August 26, 1999 through December 31, 1999.
++ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Annualized.
(b) During the periods ended December 31, 2000 and 1999, the Adviser reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown. Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $34,909 during 2001, representing previous reimbursed expenses from the Adviser. During the period ended December 31, 2001, had such payment not been made, the expense ratio would have been 1.68%.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                     Mary E. Hauck
CHAIRMAN AND CHIEF                        (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                        GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.             MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                       Karl Otto Pohl
ATTORNEY-AT-LAW                           FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                 DEUTSCHE BUNDESBANK

Vincent D. Enright                        Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT              VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER               LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

                         OFFICERS AND PORTFOLIO MANAGER
Barbara G. Marcin, CFA                    Bruce N. Alpert
PORTFOLIO MANAGER                         PRESIDENT

James E. McKee                            Gus Coutsouros
SECRETARY                                 VICE PRESIDENT AND TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB402Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                            THE
                            GABELLI
                            BLUE CHIP VALUE
                            FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GABELLI BLUE CHIP VALUE FUND
            -------------------------------------------------------------

By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ---------------------------------------------------------------------


By (Signature and Title)*  /S/ GUS A. COUTSOUROS
                           ----------------------------------------------
                 Gus A. Coutsouros, Principal Financial Officer

Date                       09/03/03
    --------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.